Derivative Instruments (Change In Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Not Designated as Hedging Instrument | Derivative assets | Other Income
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 3,904	$ 1,030	$ 6,811
Not Designated as Hedging Instrument | Derivative liabilities | Other Income
Derivatives, Fair Value [Line Items]
Change in Fair Value	(3,904)	(1,030)	(6,811)
Not Designated as Hedging Instrument | Derivative liabilities | Other Expense
Derivatives, Fair Value [Line Items]
Change in Fair Value	(52)	(61)	0
Designated as Hedging Instrument | Derivative liabilities | Other Income
Derivatives, Fair Value [Line Items]
Change in Fair Value		(12)	0
Designated as Hedging Instrument | Derivative liabilities | Other Expense
Derivatives, Fair Value [Line Items]
Change in Fair Value	13
Loans Receivable | Designated as Hedging Instrument | Derivative assets
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ (36)	$ 25	$ 0